INCOME TAXES - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 44,926,000	$ 38,769,000
Deferred tax liability	452,000	1,081,000
Operatin loss carryforwards subject to IRC section 382 limitaion	27,500,000	64,700,000
Deferred tax assets, operating loss carryforwards and credit carryforwards	33,200,000
Unrecognized tax benefits	6,598,000	6,556,000	8,016,000
Unrecognized tax benefits recognized	900,000
Unrecognized tax benefits, interest and penalties	(100,000)	(600,000)
Unrecognized tax benefits, interest and penalties accrued	200,000	300,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 64,700,000